Rental Expense and Lease Commitments (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Rental expense	$ 1,592	$ 1,759	$ 1,767
Operating lease commitments
Gross minimum rental commitments (including vacant space below) for 2015	1,350
Gross minimum rental commitments (including vacant space below) for 2016	1,161
Gross minimum rental commitments (including vacant space below) for 2017	988
Gross minimum rental commitments (including vacant space below) for 2018	848
Gross minimum rental commitments (including vacant space below) for 2019	754
Gross minimum rental commitments (including vacant space below) beyond 2019	1,051
Vacant space for 2015	24
Vacant space for 2016	9
Vacant space for 2017	6
Vacant space for 2018	2
Vacant space for 2019	0
Sublease income commitments for 2015	12
Sublease income commitments for 2016	10
Sublease income commitments for 2017	8
Sublease income commitments for 2018	6
Sublease income commitments for 2019	5
Sublease income commitments beyond 2019	6
Capital lease commitments
Capital lease commitments for 2015	13
Capital lease commitments for 2016	7
Capital lease commitments for 2017	2
Capital lease commitments for 2018	2
Capital lease commitments for 2019	2
Capital lease commitments beyond 2019	2
Discontinued operations
Rental expense	$ 95	$ 115	$ 110